Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses consist of the following:

	March 31, 2022	December 31, 2021
Accrued bonuses	$776	$3,668
Other employee-related liabilities	1,573	2,131
Accrued interest	360	1,313
Other accrued expenses 1	1,189	1,213

	$3,898	$8,325

1	There are no individual items within this balance that exceed 10% of the total of the table.

Accrued expenses consist of the following:

	December 31, 2021	December 31, 2020
Accrued bonuses	$3,668	$1,387
Other employee-related liabilities	2,131	$1,418
Accrued interest	1,313	—
Lease liability	—	183
Other accrued expenses 1	1,213	577

	$8,325	$3,565

1	There are no individual items within this balance that exceed 10% of the total of the table.